Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
Revenue from Contracts with Customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Accounts receivable, net	228	208
Current contract assets (1)	—	1
Non-current contract assets	—	—
Current contract liabilities (deferred revenue) (1)	(24)	(12)
Non-current contract liabilities (deferred revenue)	(7)	(9)

(1)	Current contract assets and liabilities balances are included in “other current assets” and “other current liabilities,” respectively in our unaudited Consolidated Balance Sheet.

Significant changes in the contract assets and the contract liabilities balances during the six months ended June 30, 2018 (Predecessor) are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2018 (Predecessor)	7	(55)	(48)
Amortization of revenue that was included in the beginning contract liability balance	—	25	25
Cash received, excluding amounts recognized as revenue	—	(2)	(2)
Cash received against the beginning contract asset balance	(7)	—	(7)
Contract assets recognized during the period	9	—	9
Net contract liability at June 30, 2018 (Predecessor)	9	(32)	(23)

Significant changes in the contract assets and the contract liabilities balances during the six months ended June 30, 2019 (Successor) are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2019 (Successor)	1	(21)	(20)
Amortization of revenue that was included in the beginning contract liability balance	—	3	3
Cash received, excluding amounts recognized as revenue	—	(13)	(13)
Cash received against the beginning contract asset balance	(1)	—	(1)
Contract assets recognized during the period	—	—	—
Net contract liability at June 30, 2019 (Successor)	—	(31)	(31)

Certain direct and incremental costs that are expected to be recovered, relate directly to a contract, and enhance resources that will be used in satisfying our performance obligations in the future. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract.

Deferred contract costs during the six months ended June 30, 2018 (Predecessor) were as follows:

(In $ millions)	Net deferred contract costs
As at January 1, 2018 (Predecessor)	20
Additional deferred contract costs	6
Amortization of deferred contract costs	(15)
As at June 30, 2018 (Predecessor)	11

Deferred contract costs during the six months ended June 30, 2019 (Successor) were as follows:

(In $ millions)	Net deferred contract costs
As at January 1, 2019 (Successor)	15
Additional deferred contract costs	27
Amortization of deferred contract costs	(22)
As at June 30, 2019 (Successor)	20

Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process. Costs incurred for rig modifications or upgrades required for a contract, which are considered to be capital improvements, are capitalized as drilling and other property and equipment and depreciated over the estimated useful life of the improvement. Refer to Note 13 – Drilling units for more information.

Deferred revenue - The deferred revenue balance of $24 million reported in "Other current liabilities" at June 30, 2019 (Successor) is expected to be realized within the next twelve months and $7 million reported in "Other non-current liabilities" is expected to be realized within the following next twelve months. The deferred revenue included above consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at June 30, 2019. The actual timing of recognition of such amounts may vary due to factors outside of our control.

Practical expedient - We have applied the disclosure practical expedient in ASC 606-10-50-14A(b) and have not included estimated variable consideration related to wholly unsatisfied performance obligations or to distinct future time increments within our contracts, including dayrate revenue. The duration of our performance obligations varies by contract.